Note 15 - Accumulated Other Comprehensive Loss (Details)	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2014 AUD	Dec. 31, 2014 CAD
Disclosure Text Block [Abstract]
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Adjustment, Net of Tax	$ (138,692,000)	$ (167,712,000)	$ 16,919,000
Accumulated Other Comprehensive Income (Loss), Net of Tax	(198,491,000)	(59,979,000)
Translation Adjustment Functional to Reporting Currency, Net of Tax				800,000,000	1,100,000,000